Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Equity compensation	$ 7,399	$ 4,115
Salaries, bonuses, benefits and directors' fees included in general and administrative expenses	2,639	5,189
Salaries, bonuses and benefits included in exploration expenditures	305	180
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	439	625
Total remuneration	10,782	10,109
Amount due to directors	$ 111	$ 66